Cover	Jul. 22, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 15, 2024, the Company entered into a privately negotiated exchange agreement, under which it issued an aggregate of 1,723,780 shares of the Company's Class A common stock, par value $0.01 per share (the "Common Stock") in exchange for $10,000,000 aggregate principal amount of its 10%/12% Cash/PIK Toggle Second Lien Subordinated Notes due 2026. Based on the aggregate principal amount exchanged plus $422,222 aggregate accrued interest thereon through the relevant date of exchange, the Common Stock issued had an implied value of $6.05 per share. Pursuant to Section 3(a)(9) of the Securities Act of 1933, as amended (the "Securities Act"), the Common Stock issued in such transaction were issued to existing security holders of the Company exclusively in exchange for such holders' securities and no commission or other remuneration was paid or given for soliciting the exchange. Other exemptions may apply. The Company may engage in similar transactions in the future but is under no obligation to do so.
Document Period End Date	Jul. 22, 2024
Entity File Number	001-33892
Entity Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Entity Central Index Key	0001411579
Entity Tax Identification Number	26-0303916
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One AMC Way
Entity Address, Address Line Two	11500 Ash Street
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	213-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	AMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false